Commitments and Contingencies	12 Months Ended
Jun. 30, 2019
Guarantees [Abstract]
Commitments and Contingencies
Note 19.  Commitments and Contingencies
The Company has purchase commitments for materials and supplies as part of the ordinary conduct of business. A portion of the commitments are long-term and are based on minimum purchase requirements. Certain short-term raw material purchase commitments have a variable price component which is based on market pricing at the time of purchase. Due to the proprietary nature of some of the Company’s materials and processes, certain contracts may contain liquidated damage provisions for early termination. The Company does not believe that a significant amount of liquidated damages are reasonably likely to be incurred under these commitments based upon historical experience and current expectations. The Company also has commitments relating to earnout arrangements on its acquisitions of $4.4 million. Total future commitments are as follows:

Year Ending June 30,
($000)
2020	$32,048
2021	4,964
2022	—
2023	—
2024	—